EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
Severance pay — Under Israeli employment laws, Israeli employees of the Company are included under Section 14 of the Severance Pay Law, 5723-1963 (“Section 14”). According to Section 14, these employees are entitled to monthly payments made by the Company on their behalf with insurance companies. For the year ended December 31, 2023 and 2022, the Company incurred severance related expenses of $3.1 million and $1.0 million, respectively. The amount of severance related expenses was immaterial for the year ended December 31, 2021.
Payments in accordance with Section 14 release the Company from any future severance payments with respect to those employees. The obligation to make the monthly deposits at a rate of 8.33% of their monthly salary is expensed as incurred. In addition, the aforementioned deposits are not recorded as an asset in the consolidated balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments.